Document and Entity Information	Nov. 08, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 08, 2023
Entity Registrant Name	ALSP ORCHID ACQUISITION CORPORATION I
Entity Incorporation State Country Code	E9
Entity File Number	001-41086
Entity Tax Identification Number	00-0000000
Entity Address Address Line 1	2815 Eastlake Avenue East
Entity Address Address Line 2	Suite 300
Entity Address City Or Town	Seattle
Entity Address State Or Province	WA
Entity Address Postal Zip Code	98102
City Area Code	206
Local Phone Number	957-7300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001883962
Capital Units [Member]
Document Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A ordinary shares, $0.0001 par value, and on-half of one redeemable warrant
Trading Symbol	ALORU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Security 12b Title	Class A ordinary shares included as part of the units
Trading Symbol	ALOR
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Security 12b Title	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	ALORW
Security Exchange Name	NASDAQ